Other Revenues and Restructuring Charges	9 Months Ended
Sep. 30, 2016
Restructuring and Related Activities [Abstract]
Other Revenues and Restructuring Charges
Other Revenues and Restructuring Charges
During the three and nine months ended September 30, 2016, the Company recognized $9.0 million and $28.9 million, respectively, of revenue from its lightering support operations (see note 4). In the nine months ended September 30, 2016 and 2015, the Company amortized $1.2 million and $nil, respectively, of its in-process revenue contracts which are included in other revenues on the consolidated statements of (loss) income (see note 6).

During the three months ended September 30, 2015, the Company incurred $0.3 million of restructuring costs related to severance payments made in relation to the acquisition of the ship-to-ship business (see note 17). During the nine months ended September 30, 2015, the Company incurred $4.7 million of restructuring charges, of which $4.4 million related to the termination of the employment of certain seafarers upon the expiration of a time-charter out contract which was recovered from the customer.

As at September 30, 2016 and December 31, 2015, no amounts of restructuring liabilities were owed to seafarers and no amounts of receivables were recoverable from the customer.